Average Annual Total Returns - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Environment and Alternative Energy Fund
Apr. 29, 2024
Fidelity Environment and Alternative Energy Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.29%
Past 5 years	13.36%
Past 10 years	9.07%
Fidelity Environment and Alternative Energy Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	26.17%
Past 5 years	12.24%
Past 10 years	7.76%
Fidelity Environment and Alternative Energy Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	15.65%
Past 5 years	10.46%
Past 10 years	6.98%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
FT128
Average Annual Return:
Past 1 year	26.65%
Past 5 years	20.13%
Past 10 years	13.12%